COMMITMENTS AND CONTINGENCIES (Leases) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Future minimum payments, operating leases:
2016	$ 5,244
2017	4,366
2018	2,500
2019	771
2020 and thereafter	1,314
Future minimum lease commitments	$ 14,195
Renewal option, minimum	1 year
Renewal option, maximum	5 years
Rent expenses	$ 3,639	$ 3,433	$ 3,611